DEPRECIATION AND AMORTIZATION (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
DEPRECIATION AND AMORTIZATION
Property, plant and equipment (Note 10)	$ 810,925	$ 346,011
Right of use asset (Note 12)	2,626,207	987,226
Intangible assets (Note 11)	165,935	61,167
Total depreciation and amortization	$ 3,603,067	$ 1,394,404